Note 28	6 Months Ended
Jun. 30, 2024
Non Controlling Interest [Abstract]
Disclosure of non-controlling interests [text block]	Non-controlling interests
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interests)” of the condensed consolidated balance sheets is as follows:

Minority interests (non-controlling interests). Breakdown by subgroups (Millions of Euros)
	June 2024	December 2023
Garanti BBVA	1,224	1,129
BBVA Peru	1,571	1,586
BBVA Argentina	741	544
BBVA Colombia	78	82
BBVA Venezuela	118	108
Other entities	118	115
Total	3,851	3,564
These amounts are broken down by groups of consolidated entities under the heading “Profit (Loss) - Attributable to minority interests (non-controlling interests)” in the condensed consolidated income statement:

Profit attributable to minority interests (non-controlling interests). Breakdown by subgroups (Millions of Euros)
	June 2024	June 2023
Garanti BBVA	64	92
BBVA Peru	128	129
BBVA Argentina	61	46
BBVA Colombia	—	(3)
BBVA Venezuela	5	13
Other entities	3	(11)
Total	261	266